Related parties (Tables)	9 Months Ended
Sep. 30, 2023
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of September 30, 2023, and December 31, 2022, are as follows:

		Receivables (current)	Receivables (non-current)	Payables (current)	Payables (non-current)
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2023	943	17,006	-	-
	2022	1,097	17,006	-	-
Akuo Atlantica PMGD Holding S.P.A	2023	38	8,364	-	-
	2022	-	504	-	-
Colombian portfolio of renewable energy entities	2023	-	11,515	23	-
	2022	-	-	-	-
Other	2023	32	154	-	-
	2022	127	-	-	-
Non controlling interest:

Algonquin	2023	38	-	-	-
	2022	-	-	4,762	-
JGC Corporation	2023	-	-	-	4,737
	2022	-	-	-	6,088
Algerian Energy Company, SPA	2023	-	-	3,389	-
	2022	-	-	-	-
Other	2023	3	-	-	27
	2022	-	-	21	-
Other related parties:

Atlantica´s partner in Colombia (Note 7)	2023	918	-	-	-
	2022	-	-	-	-
Total	2023	1,972	37,039	3,412	4,764
	2022	1,224	17,510	4,783	6,088

Related party transactions
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the nine-month periods ended September 30, 2023 and 2022 have been as follows:

		Financial income	Financial expense
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2023	1,346	-
	2022	996	-
Akuo Atlantica PMGD Holding	2023	403	-
	2022	-	-
Colombian portfolio of renewable energy entities	2023	295	-
	2022	-	-
Non controlling interest:

Other	2023	-	(234)
	2022	-	(143)
Total	2023	2,044	(234)
	2022	996	(143)